Intangible assets and goodwill (Details 2)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CPaaS CGU
Disclosure of information for cash-generating units
Weighted average annual revenue growth	19.37%	3.55%	0.00%
Weighted average annual growth of variable cost	20.06%	(4.51%)	0.00%
Weighted average cost of capital (WACC)	15.69%	15.44%	0.00%
Growth in terminal value	3.50%	3.25%	0.00%
SaaS CGU
Disclosure of information for cash-generating units
Weighted average annual revenue growth	25.87%	36.86%	0.00%
Weighted average annual growth of variable cost	18.88%	22.94%	0.00%
Weighted average cost of capital (WACC)	15.69%	15.44%	0.00%
Growth in terminal value	5.00%	3.25%	0.00%
Cash-generating units [member]
Disclosure of information for cash-generating units
Weighted average annual revenue growth	0.00%	0.00%	38.10%
Weighted average annual growth of variable cost	0.00%	0.00%	30.29%
Weighted average cost of capital (WACC)	0.00%	0.00%	14.73%
Growth in terminal value	0.00%	0.00%	5.00%